Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Revenue
3. Revenue
Disaggregation of revenue
The following table presents Group revenue disaggregated by type of revenue stream and by reportable segment:

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	452	93	61	—	606

Incentive management fees	5	14	16	—	35

Central revenue	—	—	—	182	182

Revenue from fee business	457	107	77	182	823

Revenue from owned, leased and managed lease hotels	55	114	—	—	169

	512	221	77	182	992

System Fund revenues (note 33)					765

Reimbursement of costs					637

Total revenue					2,394

Following communication with the IHG Owners Association, fees and expenses associated with the InterContinental Ambassador programme (the InterContinental Hotels & Resorts paid-for
loyalty programme) previously reported within Central revenue have been moved into the System Fund to align with the treatment of IHG’s other brand loyalty programmes. Revenue arising from the licence of intellectual property under co-brand
credit card agreements previously recorded within the System Fund is now recorded within Central revenue (see page 139). This change is effective from 1 January 2020. For the year ended 31 December 2020, this change resulted in an increase of $20m to Central revenue and $21m to operating profit from reportable segments, and an equivalent reduction to System Fund revenues and increase to System Fund operating loss. Had this arrangement existed in the prior year, Central revenue and operating profit in 2019 would have been $18m and $22m higher respectively (2018: $15m and $20m respectively); System Fund revenues would have reduced and System Fund operating loss would have increased by the same amounts.

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	840	247	87	—	1,174

Incentive management fees	13	90	48	—	151

Central revenue	—	—	—	185	185

Revenue from fee business	853	337	135	185	1,510

Revenue from owned, leased and managed lease hotels	187	386	—	—	573

	1,040	723	135	185	2,083

System Fund revenues (note 33)					1,373

Reimbursement of costs					1,171

Total revenue					4,627

Year ended 31 December 2018	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	835	227	94	—	1,156

Incentive management fees	18	93	49	—	160

Central revenue	—	—	—	170	170

Revenue from fee business	853	320	143	170	1,486

Revenue from owned, leased and managed lease hotels	198	249	—	—	447

	1,051	569	143	170	1,933

System Fund revenues (note 33)					1,233

Reimbursement of costs					1,171

Total revenue					4,337

Contract balances

	2020 $m	2019 $m
Trade receivables (note 18)	309	515

Contract assets	336	334

Deferred revenue	(1,569)	(1,564)

A trade receivable is recorded when the Group has an unconditional right to receive payment. In respect of franchise fees, base and incentive management fees, Central revenue and revenues from owned, leased and managed lease hotels, the invoice is typically issued as the related performance obligations are satisfied, as described on page 138.

Contract assets
Contract assets are recorded in respect of key money payments; the difference, if any, between the initial face and market value of loans made to owners; and the value of payments under performance guarantees.

	2020 $m	2019 $m
At 1 January	334	290

Costs paid	74	64

Recognised as a deduction to revenue	(25)	(22)

Impairment charges	(53)	—

Repayments	—	(1)

Exchange and other adjustments	6	3

At 31 December	336	334

Analysed as:

Current	25	23

Non-current	311	311

	336	334

Key money is recognised as a contract asset when the trigger event for payment is met and payment becomes unconditional. The Group also has future commitments for key money payments which are contingent upon future events and may reverse.
At 31 December 2020, the amount of performance guarantees included within trade and other payables was $1m (2019: $2m) and the maximum payout remaining under such guarantees was $72m (2019: $85m). In estimating amounts due under performance guarantees, the Group has considered ‘force majeure’ provisions within its management agreements.
Impairment of contract assets relates primarily to deposits made to SVC of $33m (see page 137). The remaining impairment of $20m relates to key money and performance guarantee payments on individual properties which are supported by future franchise and management fees. As a result of the expected impact of
Covid-19
and the subsequent recovery period on trading, all significant contract assets were tested for impairment using cash flow projections which reflect the five-year RevPAR recovery period outlined on page 135. The key assumptions are the RevPAR growth forecasts and the pre-tax
discount rates used, which were
8.4%-9.3%
for Americas,
9.5%-10.4%
for Europe, 14.1% for other EMEAA and 13.3% for Greater China.
Of the total impairment including SVC balances, $42m relates to the Americas region and $11m relates to the EMEAA region.
Deferred revenue
Deferred revenue is recognised when payment is received before the related performance obligation is satisfied. The main categories of deferred revenue relate to the loyalty programme, co-branding
agreements and franchise application and
re-licensing
fees.

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m
At 1 January 2019	1,181	77	175	73	1,506

Acquisition of businesses	—	—	—	2	2

Increase in deferred revenue	533	—	26	64	623

Recognised as revenue	(481)	(11)	(25)	(49)	(566)

Exchange and other adjustments	—	—	(4)	3	(1)

At 31 December 2019	1,233	66	172	93	1,564

Increase in deferred revenue	344	—	14	45	403

Recognised as revenue	(332)	(11)	(20)	(39)	(402)

Exchange and other adjustments	—	—	—	4	4

At 31 December 2020	1,245	55	166	103	1,569

Analysed as:

Current	376	11	22	43	452

Non-current	869	44	144	60	1,117

	1,245	55	166	103	1,569

At 31 December 2019

Current	476	11	25	43	555

Non-current	757	55	147	50	1,009

	1,233	66	172	93	1,564

This table does not include amounts which were received and recognised as revenue in the same year. Amounts recognised as revenue were included in deferred revenue at the beginning of the year.

Loyalty programme revenues, shown gross in the table on the previous page, are presented net of the corresponding redemption cost in the Group income statement.
Other deferred revenue includes technical service fees and guest deposits received by owned, leased and managed lease hotels.
Transaction price allocated to remaining performance obligations
The Group has applied the practical expedient in IFRS 15 not to disclose the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as at the end of the reporting period for all amounts where the Group has a right to consideration in an amount that corresponds directly with the value to the customer of the Group’s performance completed to date (including franchise and management fees).
Amounts received and not yet recognised related to performance obligations that were unsatisfied at 31 December 2020 are as follows:

	2020			2019
Expected timing of recognition	Loyalty and co-brand $m	Other $m	Total $m	Loyalty and co-brand $m	Other $m	Total $m
Less than one year	387	65	452	487	68	555

Between one and two years	313	40	353	292	34	326

Between two and three years	249	29	278	176	30	206

Between three and four years	176	24	200	115	27	142

Between four and five years	73	22	95	79	27	106

More than five years	102	89	191	150	79	229

	1,300	269	1,569	1,299	265	1,564

Contract costs
Movements in contract costs, typically developer commissions, are as follows:

	2020 $m	2019 $m
At 1 January	72	60

Costs incurred	11	19

Amortisation	(9)	(7)

Exchange and other adjustments	1	—

At 31 December	75	72

Analysed as:

Current	5	5

Non-current	70	67

	75	72

Contract costs were tested for impairment during the year. As contract costs typically constitute a very small percentage of deal value, no impairment was identified.